                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08876
                                                      ---------

                              Senior Debt Portfolio
                              ---------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2005
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS.

Senior Debt Portfolio as of May 31, 2005

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Floating Rate
Interests -- 99.1%(1)

Principal
Amount       Borrower/Tranche Description                              Value
-------------------------------------------------------------------------------

Aerospace and Defense  --  1.3%
-------------------------------------------------------------------------------
             Alliant Tech Systems, Inc.
$ 2,300,000  Term Loan, 4.63%, Maturing March 31, 2009           $    2,305,750
             CACI International, Inc.
  5,049,000  Term Loan, 4.96%, Maturing May 3, 2011                   5,098,440
             DRS Technologies, Inc.
  4,691,177  Term Loan, 4.97%, Maturing November 4, 2010              4,736,625
             Hexcel Corp.
  2,940,000  Term Loan, 4.91%, Maturing March 1, 2012                 2,951,945
             K&F Industries, Inc.
  2,554,550  Term Loan, 5.62%, Maturing November 18, 2012             2,582,757
             Standard Aero Holdings, Inc.
  2,786,657  Term Loan, 5.35%, Maturing August 24, 2012               2,831,940
             Transdigm, Inc.
  2,475,000  Term Loan, 4.94%, Maturing July 22, 2010                 2,505,165
             United Defense Industries, Inc.
 14,123,768  Term Loan, 5.08%, Maturing August 13, 2009              14,153,188
             Vought Aircraft Industries, Inc.
  1,000,000  Term Loan, 5.02%, Maturing December 22, 2010             1,015,000
  3,297,224  Term Loan, 5.61%, Maturing December 22, 2011             3,344,621
             Wyle Laboratories, Inc.
  1,025,000  Term Loan, 5.96%, Maturing January 28, 2011              1,041,016
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                                                                 $   42,566,447
-------------------------------------------------------------------------------

Air Transport  --  0.3%
-------------------------------------------------------------------------------
             United Airlines, Inc.
$ 8,670,131  DIP Loan, 7.50%, Maturing June 30, 2005             $    8,731,542
-------------------------------------------------------------------------------
                                                                 $    8,731,542
-------------------------------------------------------------------------------

Automotive  --  5.6%
-------------------------------------------------------------------------------
             Accuride Corp.
$ 8,835,911  Term Loan, 5.31%, Maturing January 31, 2012         $    8,839,596
             Affina Group, Inc.
  2,233,403  Term Loan, 5.44%, Maturing November 30, 2011             2,205,485
             Citation Corp.
  5,991,530  Term Loan, 11.00%, Maturing May 23, 2009                 5,991,530
             Collins & Aikman Products Co.
  6,727,607  Term Loan, 7.94%, Maturing August 31, 2011               6,228,641
             CSA Acquisition Corp.
    825,930  Term Loan, 5.13%, Maturing December 23, 2011               829,027
  1,328,670  Term Loan, 5.13%, Maturing December 23, 2011             1,333,653
             Dayco Products, LLC
  8,634,750  Term Loan, 6.28%, Maturing June 23, 2011                 8,737,288
             Dura Operating Corp.
  1,933,000  Term Loan, 6.59%, Maturing May 3, 2011                   1,933,000
             Exide Technologies
  2,096,500  Term Loan, 6.81%, Maturing May 5, 2010                   2,012,640
  2,096,500  Term Loan, 6.81%, Maturing May 5, 2010                   2,044,088
             Federal-Mogul Corp.
  6,000,000  Term Loan, 5.60%, Maturing June 30, 2005                 5,312,502
 15,351,062  Term Loan, 6.85%, Maturing June 30, 2005                15,389,439
 11,922,086  Revolving Loan, 6.85%, Maturing June 30, 2005(2)        11,981,696
  3,731,418  Term Loan, 5.35%, Maturing December 31, 2005             3,296,085
             Goodyear Tire & Rubber Co.
  7,500,000  Revolving Loan, 0.00%, Maturing April 30, 2010(2)        7,481,250
  3,175,000  Term Loan, 4.67%, Maturing April 30, 2010                3,179,963
 10,605,000  Term Loan, 5.89%, Maturing April 30, 2010               10,587,321
             HLI Operating Co., Inc.
  8,100,315  Term Loan, 6.64%, Maturing June 3, 2009                  8,130,691
    375,000  Term Loan, 8.88%, Maturing June 3, 2010                    369,375
             Insurance Auto Auctions, Inc.
  1,285,000  Term Loan, 7.75%, Maturing May 19, 2012                  1,293,031
             Key Automotive Group
  4,721,912  Term Loan, 6.17%, Maturing June 29, 2010                 4,698,303
             Keystone Automotive Operations, Inc.
  1,910,000  Term Loan, 4.85%, Maturing October 30, 2009              1,922,734
             Metaldyne Corp.
  9,201,386  Term Loan, 7.62%, Maturing December 31, 2009             8,873,586
             Plastech Engineered Products, Inc.
  2,995,690  Term Loan, 7.85%, Maturing March 31, 2010                2,881,853
             R.J. Tower Corp.
  4,153,333  DIP Loan, 6.17%, Maturing February 2, 2007(2)            4,140,354
             Safelite Glass Corp.
  3,120,675  Term Loan, 8.06%, Maturing June 30, 2008                 2,832,013
  1,565,280  Term Loan, 8.60%, Maturing June 30, 2008                 1,420,492
             Tenneco Automotive, Inc.
  3,600,741  Term Loan, 5.54%, Maturing December 12, 2009             3,618,745
  2,552,452  Term Loan, 5.33%, Maturing December 12, 2010             2,565,214
             TI Automotive, Ltd.
  9,500,000  Term Loan, 6.03%, Maturing June 30, 2011                 9,310,000
             Trimas Corp.
 17,168,265  Term Loan, 6.90%, Maturing December 31, 2009            17,354,248
             TRW Automotive, Inc.
 12,137,753  Term Loan, 4.38%, Maturing June 30, 2012                12,092,236
             United Components, Inc.
  2,256,057  Term Loan, 5.75%, Maturing June 30, 2010                 2,292,718
-------------------------------------------------------------------------------
                                                                 $  181,178,797
-------------------------------------------------------------------------------

Beverage and Tobacco  --  1.3%
-------------------------------------------------------------------------------
             Alliance One International, Inc.
$ 2,870,000  Term Loan, 6.73%, Maturing May 13, 2010             $    2,909,462
             Constellation Brands, Inc.
 15,960,308  Term Loan, 4.99%, Maturing November 30, 2011            16,039,008
             Culligan International Co.
  2,600,000  Term Loan, 5.59%, Maturing September 30, 2011            2,623,291
             DS Waters, L.P.
    430,865  Term Loan, 7.49%, Maturing November 7, 2009                404,167
             National Dairy Holdings, L.P.
  3,590,000  Term Loan, 5.19%, Maturing March 15, 2012                3,619,169
             Southern Wine & Spirits of America, Inc.
 14,244,622  Term Loan, 5.35%, Maturing June 28, 2008                14,360,360
             Sunny Delight Beverages Co.
  1,915,941  Term Loan, 7.47%, Maturing August 20, 2010               1,920,731
-------------------------------------------------------------------------------
                                                                 $   41,876,188
-------------------------------------------------------------------------------

Building and Development  --  7.7%
-------------------------------------------------------------------------------
             401 North Wabash Venture, LLC
$ 5,500,000  Term Loan, 0.00%, Maturing May 7, 2008(2)           $    5,486,250
             AIMCO Properties, L.P.
 14,100,000  Term Loan, 5.21%, Maturing November 2, 2009             14,214,562
             Contech Construction Products, Inc.
  1,991,010  Term Loan, 5.63%, Maturing December 7, 2010              2,015,898
             Custom Building Products, Inc.
  2,700,000  Term Loan, 5.37%, Maturing October 29, 2011              2,711,812
             DMB/CHII, LLC
  2,599,202  Term Loan, 5.61%, Maturing March 3, 2007                 2,605,700
             Empire Hawkeye Partners, L.P.
  6,800,000  Term Loan, 4.74%, Maturing December 1, 2009(2)           6,808,500
             Formica Corp.
  1,446,223  Term Loan, 7.75%, Maturing June 10, 2010                 1,460,686
    739,605  Term Loan, 7.76%, Maturing June 10, 2010                   747,001
    596,798  Term Loan, 7.76%, Maturing June 10, 2010                   602,766
  2,115,953  Term Loan, 7.76%, Maturing June 10, 2010                 2,137,112
             FT-FIN Acquisition, LLC
  4,590,283  Term Loan, 7.63%, Maturing November 17, 2007             4,601,759
             General Growth Properties, Inc.
    995,676  Term Loan, 5.34%, Maturing November 12, 2007             1,001,173
 32,526,899  Term Loan, 5.34%, Maturing November 12, 2008            32,769,159
             Hovstone Holdings, LLC
  4,410,000  Term Loan, 5.34%, Maturing February 28, 2009             4,421,025
             Landsource Communities, LLC
  9,721,000  Term Loan, 5.63%, Maturing March 31, 2010                9,772,648
             LNR Property Corp.
 15,503,125  Term Loan, 6.21%, Maturing February 3, 2008             15,565,138
  2,500,000  Term Loan, 6.21%, Maturing February 3, 2008(2)           2,515,625
             LNR Property Holdings
  3,390,000  Term Loan, 7.71%, Maturing February 3, 2008              3,396,356
             MAAX Corp.
  2,635,088  Term Loan, 5.86%, Maturing June 4, 2011                  2,648,263
             Mueller Group, Inc.
  2,825,000  Revolving Loan, 0.00%, Maturing April 23, 2011(2)        2,807,344
 13,635,159  Term Loan, 5.89%, Maturing April 23, 2011               13,797,076
             NCI Building Systems, Inc.
  2,941,649  Term Loan, 5.41%, Maturing June 18, 2010                 2,968,309
             Newkirk Master, L.P.
  7,878,891  Term Loan, 7.60%, Maturing November 24, 2006             7,933,059
             Newkirk Tender Holdings, LLC
  6,988,795  Term Loan, 7.59%, Maturing May 25, 2006                  7,006,267
  3,333,333  Term Loan, 9.09%, Maturing May 25, 2006                  3,341,667
             Nortek, Inc.
  6,813,513  Term Loan, 5.59%, Maturing August 27, 2011               6,850,987
             Panolam Industries Holdings, Inc.
  3,422,168  Term Loan, 6.13%, Maturing December 3, 2010              3,447,834
             Ply Gem Industries, Inc.
    620,588  Term Loan, 5.28%, Maturing February 12, 2011               620,588
  2,272,169  Term Loan, 5.60%, Maturing February 12, 2011             2,272,169
  4,223,276  Term Loan, 5.60%, Maturing February 12, 2011             4,223,276
             Shea Mountain House, LLC
  1,500,000  Term Loan, 5.27%, Maturing May 11, 2010                  1,505,625
             South Edge, LLC
  1,925,000  Term Loan, 4.44%, Maturing October 31, 2007              1,934,625
  4,475,000  Term Loan, 4.69%, Maturing October 31, 2009              4,519,750
             St. Marys Cement, Inc.
  2,619,356  Term Loan, 5.09%, Maturing December 4, 2010              2,652,098
             Stile Acquisition Corp.
  4,266,366  Term Loan, 5.21%, Maturing April 6, 2013                 4,264,365
             Stile U.S. Acquisition Corp.
  4,273,634  Term Loan, 5.21%, Maturing April 6, 2013                 4,271,630
             Sugarloaf Mills, L.P.
  2,850,000  Term Loan, 4.84%, Maturing April 7, 2007                 2,850,000
  5,400,000  Term Loan, 6.09%, Maturing April 7, 2007                 5,400,000
             Sunstone Hotel Partnership, LLC
  5,000,000  Term Loan, 0.00%, Maturing October 26, 2007(2)           4,951,072
             The Macerich Partnership, L.P.
  7,300,000  Revolving Loan, 4.59%, Maturing April 25, 2006(2)        7,300,000
  5,010,000  Term Loan, 4.89%, Maturing July 30, 2007                 5,016,262
  4,310,000  Term Loan, 4.58%, Maturing April 25, 2010                4,310,000
             The Woodlands Community Property Co.
  4,707,000  Term Loan, 5.34%, Maturing November 30, 2007             4,765,837
  1,157,000  Term Loan, 7.34%, Maturing November 30, 2007             1,174,355
             Tousa/Kolter, LLC
  7,410,000  Term Loan, 5.37%, Maturing January 7, 2008(2)            7,447,050
             Tower Financing, LLC
  7,450,000  Term Loan, 6.69%, Maturing April 8, 2008                 7,459,312
             Trustreet Properties, Inc.
  3,150,000  Term Loan, 5.09%, Maturing April 8, 2010                 3,175,594
             WFP Tower A Co., L.P.
  1,000,000  Term Loan, 5.14%, Maturing March 31, 2006                1,000,313
             Whitehall Street Real Estate, L.P.
  7,012,530  Term Loan, 6.85%, Maturing September 11, 2006(3)         7,125,432
-------------------------------------------------------------------------------
                                                                 $  251,873,329
-------------------------------------------------------------------------------

Business Equipment and Services  --  2.5%
-------------------------------------------------------------------------------
             Allied Security Holdings, LLC
$ 3,265,667  Term Loan, 7.35%, Maturing June 30, 2010            $    3,290,159
             Baker & Taylor, Inc.
  7,600,000  Revolving Loan, 5.45%, Maturing May 6, 2011(2)           7,524,000
  3,100,000  Term Loan, 10.16%, Maturing May 6, 2011                  3,138,750
             Buhrmann US, Inc.
  6,826,136  Term Loan, 5.59%, Maturing December 31, 2010             6,913,600
             DynCorp International, LLC
  4,470,000  Term Loan, 6.06%, Maturing February 11, 2011             4,511,906
             Global Imaging Systems, Inc.
  3,386,941  Term Loan, 4.61%, Maturing May 10, 2010                  3,397,525
             Info USA, Inc.
  2,168,750  Term Loan, 5.86%, Maturing June 9, 2010                  2,174,172
             Iron Mountain, Inc.
 16,517,000  Term Loan, 4.90%, Maturing April 2, 2011                16,623,667
  9,681,675  Term Loan, 5.13%, Maturing April 2, 2011                 9,738,555
             Language Line, Inc.
  8,606,183  Term Loan, 7.10%, Maturing June 11, 2011                 8,680,144
             Mitchell International, Inc.
  1,277,579  Term Loan, 6.09%, Maturing August 13, 2011               1,297,542
    994,987  Term Loan, 8.80%, Maturing August 15, 2012               1,022,350
             Protection One, Inc.
  3,485,000  Term Loan, 6.25%, Maturing April 18, 2011                3,508,959
             Quintiles Transnational Corp.
  3,982,847  Term Loan, 4.84%, Maturing September 25, 2009            3,997,783
             Transaction Network Services, Inc.
  4,085,000  Term Loan, 7.00%, Maturing May 4, 2012                   4,095,212
             Western Inventory Services
    817,757  Term Loan, 6.02%, Maturing March 31, 2011                  822,868
    932,243  Term Loan, 6.07%, Maturing March 31, 2011                  938,070
             Williams Scotsman, Inc.
    989,796  Term Loan, 6.13%, Maturing December 31, 2006               992,270
-------------------------------------------------------------------------------
                                                                 $   82,667,532
-------------------------------------------------------------------------------

Cable and Satellite Television  --  5.0%
-------------------------------------------------------------------------------
             Adelphia Communications Corp.
$12,344,293  DIP Loan, 5.38%, Maturing March 31, 2006            $   12,407,940
             Atlantic Broadband Finance, LLC
  5,854,353  Term Loan, 5.70%, Maturing September 1, 2011             5,894,602
             Bragg Communication, Inc.
  3,384,425  Term Loan, 5.82%, Maturing August 31, 2011               3,416,154
             Bresnan Communications, LLC
  4,500,000  Term Loan, 6.56%, Maturing September 30, 2010            4,556,250
             Canadian Cable Acquisition Co., Inc.
  4,716,300  Term Loan, 6.09%, Maturing July 30, 2011                 4,753,148
             Cebridge Connections, Inc.
  4,826,250  Term Loan, 6.16%, Maturing February 23, 2009             4,841,332
             Charter Communications Operating, LLC
 48,359,562  Term Loan, 6.44%, Maturing April 27, 2011               48,112,252
             Insight Midwest Holdings, LLC
  9,973,750  Term Loan, 5.88%, Maturing December 31, 2009            10,092,817
  6,566,875  Term Loan, 5.88%, Maturing December 31, 2009             6,645,270
             MCC Iowa, LLC
  1,985,000  Term Loan, 5.09%, Maturing February 3, 2014              1,990,238
             Mediacom Illinois, LLC
  8,000,000  Term Loan, 4.46%, Maturing September 30, 2012            7,870,000
  6,084,750  Term Loan, 5.09%, Maturing March 31, 2013                6,122,780
             NTL, Inc.
  7,950,000  Term Loan, 6.41%, Maturing April 13, 2012                7,993,065
             Rainbow National Services, LLC
  5,000,000  Revolving Loan, 0.00%, Maturing March 31, 2010(2)        4,987,500
  9,034,757  Term Loan, 6.13%, Maturing March 31, 2012                9,123,975
             Telewest Global Finance, LLC
    985,000  Term Loan, 5.39%, Maturing December 22, 2012               992,798
    760,000  Term Loan, 5.89%, Maturing December 22, 2013               763,694
             UGS Corp.
 12,274,500  Term Loan, 5.10%, Maturing March 31, 2012               12,519,990
             UPC Broadband Holdings B.V.
  9,580,000  Term Loan, 5.75%, Maturing September 30, 2012            9,559,049
-------------------------------------------------------------------------------
                                                                 $  162,642,854
-------------------------------------------------------------------------------

Chemicals and Plastics  --  4.3%
-------------------------------------------------------------------------------
             Brenntag AG
$ 8,040,000  Term Loan, 5.88%, Maturing December 9, 2011         $    8,140,162
             Carmeuse Lime, Inc.
  2,245,000  Term Loan, 6.75%, Maturing May 2, 2011                   2,256,225
             Hercules, Inc.
  2,772,000  Term Loan, 4.87%, Maturing October 8, 2010               2,804,053
             Huntsman International, LLC
 25,996,085  Term Loan, 5.38%, Maturing December 31, 2010            26,440,177
             Huntsman, LLC
  6,850,000  Term Loan, 6.12%, Maturing March 31, 2010                6,954,894
             Innophos, Inc.
  1,827,203  Term Loan, 5.36%, Maturing August 13, 2010               1,830,629
             Invista B.V.
 12,784,765  Term Loan, 5.88%, Maturing April 29, 2011               12,996,519
  5,546,883  Term Loan, 5.88%, Maturing April 29, 2011                5,638,756
             ISP Chemco, Inc.
  5,445,000  Term Loan, 5.13%, Maturing March 27, 2011                5,516,466
             Kraton Polymer, LLC
  5,380,251  Term Loan, 5.78%, Maturing December 23, 2010             5,447,504
             Mosaic Co.
  7,245,000  Term Loan, 4.77%, Maturing February 21, 2012             7,296,316
             Nalco Co.
 17,812,429  Term Loan, 5.03%, Maturing November 4, 2010             18,014,404
             Niagara Acquisition, Inc.
  3,910,000  Term Loan, 5.13%, Maturing February 11, 2012             3,923,443
             Professional Paint, Inc.
  1,525,875  Term Loan, 6.04%, Maturing September 30, 2011            1,544,948
             Rockwood Specialties Group, Inc.
 14,335,000  Term Loan, 5.43%, Maturing December 10, 2012            14,418,200
             Solo Cup Co.
  9,520,690  Term Loan, 5.21%, Maturing February 27, 2011             9,594,476
             Wellman, Inc.
  5,400,000  Term Loan, 7.21%, Maturing February 10, 2009             5,530,502
-------------------------------------------------------------------------------
                                                                 $  138,347,674
-------------------------------------------------------------------------------

Clothing/Textiles  --  0.5%
-------------------------------------------------------------------------------
             Joan Fabrics Corp.
$   122,074  Term Loan, 7.09%, Maturing June 30, 2005            $      112,308
    592,597  Term Loan, 7.34%, Maturing June 30, 2006                   545,189
             Propex Fabrics, Inc.
  3,243,938  Term Loan, 5.52%, Maturing December 31, 2011             3,252,047
             Synthetic Industries, Inc.
  2,000,000  Revolving Loan, 8.38%, Maturing December 2, 2009(2)      1,930,000
  5,751,829  Term Loan, 7.10%, Maturing December 9, 2009              5,794,968
             St. John Knits International, Inc.
  2,915,000  Term Loan, 5.60%, Maturing March 23, 2012                2,949,616
-------------------------------------------------------------------------------
                                                                 $   14,584,128
-------------------------------------------------------------------------------

Conglomerates  --  1.7%
-------------------------------------------------------------------------------
             Amsted Industries, Inc.
$11,232,177  Term Loan, 5.68%, Maturing October 15, 2010         $   11,339,815
             Blount, Inc.
  3,739,039  Term Loan, 5.87%, Maturing August 9, 2010                3,776,429
             Gentek, Inc.
  2,660,000  Term Loan, 5.81%, Maturing February 25, 2011             2,640,050
             Goodman Global Holdings, Inc.
  4,369,050  Term Loan, 5.50%, Maturing December 23, 2011             4,396,357
             Johnson Diversey, Inc.
  6,740,190  Term Loan, 4.82%, Maturing November 30, 2009             6,808,643
  4,194,911  Term Loan, 4.96%, Maturing November 30, 2009             4,205,398
             Polymer Group, Inc.
  7,205,917  Term Loan, 6.34%, Maturing April 27, 2010                7,301,993
  1,000,000  Term Loan, 9.34%, Maturing April 27, 2011                1,015,000
             PP Acquisition Corp.
  7,012,500  Term Loan, 5.35%, Maturing November 12, 2011             7,100,156
             Roper Industries, Inc.
  6,330,688  Term Loan, 4.25%, Maturing December 13, 2009             6,355,745
-------------------------------------------------------------------------------
                                                                 $   54,939,586
-------------------------------------------------------------------------------

Containers and Glass Products  --  4.6%
-------------------------------------------------------------------------------
             Berry Plastics Corp.
$10,057,662  Term Loan, 5.09%, Maturing June 30, 2010            $   10,133,095
             BWAY Corp.
  1,931,300  Term Loan, 5.38%, Maturing June 30, 2011                 1,955,843
             Celanese Holdings, LLC
  4,837,319  Term Loan, 0.00%, Maturing April 6, 2011(2)              4,879,646
 15,176,561  Term Loan, 5.63%, Maturing April 6, 2011                15,411,327
             Consolidated Container Holding, LLC
  3,870,750  Term Loan, 6.69%, Maturing December 15, 2008             3,921,554
             Dr. Pepper/Seven Up Bottling Group, Inc.
  8,639,897  Term Loan, 5.32%, Maturing December 19, 2010             8,754,643
             Graham Packaging Holdings Co.
 15,211,875  Term Loan, 5.64%, Maturing October 7, 2011              15,367,797
             Graphic Packaging International, Inc.
 26,051,358  Term Loan, 5.51%, Maturing August 8, 2009               26,337,923
             Impress Metal Packaging Holdings, B.V.
  5,713,671  Term Loan, 6.03%, Maturing December 31, 2006             5,727,956
             IPG (US), Inc.
  3,512,350  Term Loan, 5.32%, Maturing July 28, 2011                 3,569,426
             Kranson Industries, Inc.
  2,322,450  Term Loan, 5.85%, Maturing July 30, 2011                 2,351,481
             Owens-Illinois, Inc.
  4,015,544  Term Loan, 5.87%, Maturing April 1, 2007                 4,076,279
  2,168,179  Term Loan, 5.87%, Maturing April 1, 2007                 2,204,767
             Silgan Holdings, Inc.
 20,945,728  Term Loan, 4.87%, Maturing November 30, 2008            21,034,098
             Smurfit-Stone Container Corp.
  1,986,462  Term Loan, 3.09%, Maturing November 1, 2010              2,010,464
 15,835,727  Term Loan, 4.85%, Maturing November 1, 2011             16,031,203
  5,028,134  Term Loan, 5.00%, Maturing November 1, 2011              5,090,201
             U.S. Can Corp.
  1,980,000  Term Loan, 6.94%, Maturing January 15, 2010              1,989,900
-------------------------------------------------------------------------------
                                                                 $  150,847,603
-------------------------------------------------------------------------------

Cosmetics/Toiletries  --  0.7%
-------------------------------------------------------------------------------
             American Safety Razor Co.
$ 1,660,837  Term Loan, 6.01%, Maturing February 28, 2012        $    1,673,294
             Church & Dwight Co., Inc.
 12,677,182  Term Loan, 4.84%, Maturing May 30, 2011                 12,825,087
             Prestige Brands, Inc.
  6,462,237  Term Loan, 5.38%, Maturing April 7, 2011                 6,537,632
             Revlon Consumer Products Corp.
  2,176,563  Term Loan, 9.42%, Maturing July 9, 2010                  2,246,280
-------------------------------------------------------------------------------
                                                                 $   23,282,293
-------------------------------------------------------------------------------

Drugs  --  0.5%
-------------------------------------------------------------------------------
             Warner Chilcott Corp.
$ 4,497,089  Term Loan, 5.84%, Maturing January 18, 2012         $    4,513,953
  2,077,529  Term Loan, 5.84%, Maturing January 18, 2012              2,085,319
 11,160,382  Term Loan, 5.90%, Maturing January 18, 2012             11,202,234
-------------------------------------------------------------------------------
                                                                 $   17,801,506
-------------------------------------------------------------------------------

Ecological Services and Equipment  --  1.3%
-------------------------------------------------------------------------------
             Alderwoods Group, Inc.
$ 2,293,711  Term Loan, 5.28%, Maturing September 29, 2009       $    2,320,949
             Allied Waste Industries, Inc.
  6,622,045  Term Loan, 4.87%, Maturing January 15, 2010              6,629,290
 17,349,337  Term Loan, 5.23%, Maturing January 15, 2012             17,368,613
             Envirocare of Utah, LLC
  5,668,182  Term Loan, 6.11%, Maturing April 15, 2010                5,670,545
             Environmental Systems, Inc.
  4,135,048  Term Loan, 6.66%, Maturing December 12, 2008             4,215,165
    500,000  Term Loan, 13.21%, Maturing December 12, 2010              516,875
             Sensus Metering Systems, Inc.
  3,693,849  Term Loan, 5.54%, Maturing December 17, 2010             3,730,788
    554,077  Term Loan, 5.54%, Maturing December 17, 2010               559,618
-------------------------------------------------------------------------------
                                                                 $   41,011,843
-------------------------------------------------------------------------------

Electronics/Electrical  --  3.0%
-------------------------------------------------------------------------------
             AMI Semiconductor, Inc.
$ 4,325,000  Term Loan, 4.58%, Maturing April 1, 2012            $    4,352,031
             Amphenol Corp.
 11,422,995  Term Loan, 4.66%, Maturing May 6, 2010                  11,497,964
             Cellnet Technology, Inc.
  2,090,000  Term Loan, 8.00%, Maturing April 26, 2012                2,095,225
             Communications & Power, Inc.
  3,000,000  Term Loan, 5.38%, Maturing July 23, 2010                 3,033,750
             Enersys Capital, Inc.
  3,672,250  Term Loan, 5.24%, Maturing March 17, 2011                3,723,893
             Fairchild Semiconductor Corp.
  4,433,888  Term Loan, 4.69%, Maturing December 31, 2010             4,505,938
  4,617,926  Term Loan, 4.69%, Maturing December 31, 2010             4,664,106
             Invensys International Holdings Limited
 10,189,121  Term Loan, 6.88%, Maturing September 5, 2009            10,329,222
             Memec Group, Ltd.
  5,775,000  Term Loan, 5.53%, Maturing February 16, 2009             5,775,000
             Panavision, Inc.
  8,794,143  Term Loan, 9.64%, Maturing January 12, 2007              8,997,508
             Rayovac Corp.
 17,040,000  Term Loan, 5.15%, Maturing February 7, 2012             17,171,344
             Seagate Technology Holdings, Inc.
  2,453,100  Term Loan, 5.13%, Maturing November 22, 2006             2,500,629
             Security Co., Inc.
  4,664,750  Term Loan, 7.00%, Maturing June 30, 2010                 4,682,243
             Telcordia Technologies, Inc.
  7,130,000  Term Loan, 6.07%, Maturing September 15, 2012            6,998,544
             United Online, Inc.
  1,051,333  Term Loan, 5.95%, Maturing December 13, 2008             1,065,789
             Vertafore, Inc.
  2,233,892  Term Loan, 6.03%, Maturing December 22, 2010             2,247,854
             Viasystems, Inc.
  3,241,875  Term Loan, 4.68%, Maturing September 30, 2009            3,270,241
-------------------------------------------------------------------------------
                                                                 $   96,911,281
-------------------------------------------------------------------------------

Equipment Leasing  --  0.6%
-------------------------------------------------------------------------------
             Ashtead Group, PLC
$ 2,290,000  Term Loan, 5.56%, Maturing November 12, 2009        $    2,309,561
             Carey International, Inc.
  2,000,000  Term Loan, 8.75%, Maturing May 2, 2011                   2,000,000
             Maxim Crane Works, L.P.
  2,969,556  Term Loan, 5.81%, Maturing January 28, 2010              3,019,667
             United Rentals, Inc.
  1,726,985  Term Loan, 3.36%, Maturing February 14, 2011             1,752,351
  9,477,051  Term Loan, 5.35%, Maturing February 14, 2011             9,611,805
-------------------------------------------------------------------------------
                                                                 $   18,693,384
-------------------------------------------------------------------------------

Farming/Agriculture  --  0.3%
-------------------------------------------------------------------------------
             Central Garden & Pet Co.
$ 5,954,946  Term Loan, 4.85%, Maturing May 15, 2009             $    6,007,052
             The Scotts Co.
  3,068,391  Term Loan, 4.56%, Maturing September 30, 2010            3,101,815
-------------------------------------------------------------------------------
                                                                 $    9,108,867
-------------------------------------------------------------------------------

Financial Intermediaries  --  1.2%
-------------------------------------------------------------------------------
             Coinstar, Inc.
$ 1,915,734  Term Loan, 5.13%, Maturing July 7, 2011             $    1,944,470
             Corrections Corp. of America
  3,693,461  Term Loan, 4.91%, Maturing March 31, 2008                3,716,545
             Fidelity National Information Solutions, Inc.
 23,541,250  Term Loan, 4.84%, Maturing March 9, 2013                23,405,888
             Refco Group Ltd., LLC
  9,325,925  Term Loan, 5.09%, Maturing August 5, 2011                9,336,417
-------------------------------------------------------------------------------
                                                                 $   38,403,320
-------------------------------------------------------------------------------

Food Products  --  2.2%
-------------------------------------------------------------------------------
             Acosta Sales Co., Inc.
$ 5,754,138  Term Loan, 5.40%, Maturing August 13, 2010          $    5,809,884
             American Seafoods Holdings, LLC
    574,463  Term Loan, 6.09%, Maturing September 30, 2007              575,540
  4,747,825  Term Loan, 6.34%, Maturing March 31, 2009                4,777,499
             Del Monte Corp.
  3,150,000  Term Loan, 4.69%, Maturing February 8, 2012              3,177,956
             Doane Pet Care Co.
  5,429,000  Term Loan, 7.41%, Maturing November 5, 2009              5,537,580
             Dole Food Company, Inc.
  3,873,324  Term Loan, 5.44%, Maturing April 18, 2012                3,891,885
             Herbalife International, Inc.
  1,775,538  Term Loan, 4.66%, Maturing December 21, 2010             1,775,537
             Interstate Brands Corp.
  3,125,000  Term Loan, 7.22%, Maturing July 19, 2006                 3,052,084
  5,250,000  Revolving Loan, 0.00%, Maturing
               September 22, 2006(2)                                  5,250,000
  4,532,404  Term Loan, 7.26%, Maturing July 19, 2007                 4,413,428
  1,780,140  Term Loan, 7.29%, Maturing July 19, 2007                 1,730,296
             Merisant Co.
  5,081,854  Term Loan, 6.44%, Maturing January 11, 2010              5,018,331
             Michael Foods, Inc.
  2,053,691  Term Loan, 5.11%, Maturing November 21, 2010             2,081,929
  4,000,000  Term Loan, 6.59%, Maturing November 21, 2011             4,085,000
             Nash-Finch Co.
  3,870,000  Term Loan, 5.38%, Maturing November 12, 2010             3,911,119
             Pinnacle Foods Holdings Corp.
  2,142,857  Revolving Loan, 0.00%, Maturing November 25, 2010(2)     2,100,000
 13,018,500  Term Loan, 6.35%, Maturing November 25, 2010            13,075,456
             Reddy Ice Group, Inc.
    247,487  Term Loan, 5.60%, Maturing July 31, 2009                   248,957
  2,219,962  Term Loan, 5.60%, Maturing July 31, 2009                 2,240,082
-------------------------------------------------------------------------------
                                                                 $   72,752,563
-------------------------------------------------------------------------------

Food Service  --  2.0%
-------------------------------------------------------------------------------
             AFC Enterprises, Inc.
$ 1,760,000  Term Loan, 5.38%, Maturing May 11, 2011             $    1,768,800
             Buffets, Inc.
    931,818  Term Loan, 6.05%, Maturing June 28, 2009                   939,583
  6,639,086  Term Loan, 6.27%, Maturing June 28, 2009                 6,694,410
             Carrols Corp.
  1,965,075  Term Loan, 5.63%, Maturing December 31, 2010             1,972,444
             CKE Restaurants, Inc.
  2,055,928  Term Loan, 5.13%, Maturing May 1, 2010                   2,066,207
             Denny's, Inc.
  4,029,909  Term Loan, 6.44%, Maturing September 21, 2009            4,113,026
             Domino's, Inc.
 21,027,819  Term Loan, 4.88%, Maturing June 25, 2010                21,316,951
             Gate Gourmet Borrower, LLC
  6,662,500  Term Loan, 9.51%, Maturing December 31, 2008             6,462,625
             Jack in the Box, Inc.
  7,653,127  Term Loan, 4.85%, Maturing January 8, 2011               7,720,091
             Maine Beverage Co., LLC
  2,678,571  Term Loan, 4.89%, Maturing June 30, 2010                 2,678,571
             Weight Watchers International, Inc.
  1,500,000  Revolving Loan, 5.10%, Maturing March 31, 2009(2)        1,498,594
  4,101,683  Term Loan, 4.65%, Maturing March 31, 2010                4,139,283
  2,985,000  Term Loan, 4.65%, Maturing March 31, 2010                3,012,363
-------------------------------------------------------------------------------
                                                                 $   64,382,948
-------------------------------------------------------------------------------

Food/Drug Retailers  --  2.5%
-------------------------------------------------------------------------------
             Cumberland Farms, Inc.
$ 9,278,395  Term Loan, 4.85%, Maturing September 8, 2008        $    9,330,586
  1,850,017  Term Loan, 5.40%, Maturing September 8, 2008             1,854,642
             General Nutrition Centers, Inc.
  2,000,000  Revolving Loan, 0.00%, Maturing December 7, 2009(2)      1,965,000
  2,762,633  Term Loan, 6.31%, Maturing December 7, 2009              2,796,014
             Giant Eagle, Inc.
 16,720,838  Term Loan, 5.16%, Maturing August 6, 2009               16,898,497
             Rite Aid Corp.
  5,558,000  Term Loan, 4.84%, Maturing September 22, 2009            5,592,738
             Roundy's, Inc.
 10,568,750  Term Loan, 5.08%, Maturing September 30, 2009           10,657,929
             The Jean Coutu Group (PJC), Inc.
 12,356,625  Term Loan, 5.50%, Maturing July 30, 2011                12,470,257
             The Pantry, Inc.
  6,898,009  Term Loan, 5.36%, Maturing March 12, 2011                6,960,526
             Winn-Dixie Stores, Inc.
 13,000,000  DIP Loan, 5.77%, Maturing February 23, 2007(2)          12,967,500
-------------------------------------------------------------------------------
                                                                 $   81,493,689
-------------------------------------------------------------------------------

Forest Products  --  1.8%
-------------------------------------------------------------------------------
             Appleton Papers, Inc.
$ 7,304,800  Term Loan, 5.64%, Maturing June 11, 2010            $    7,361,872
             Boise Cascade Holdings, LLC
 12,516,510  Term Loan, 4.74%, Maturing October 29, 2011             12,652,102
             Buckeye Technologies, Inc.
  2,984,579  Term Loan, 5.21%, Maturing April 15, 2010                3,025,617
             Escanaba Timber, LLC
  2,115,000  Term Loan, 6.00%, Maturing May 2, 2008                   2,136,150
             Koch Cellulose, LLC
  1,760,202  Term Loan, 4.35%, Maturing May 7, 2011                   1,779,455
  5,728,857  Term Loan, 5.09%, Maturing May 7, 2011                   5,791,520
             NewPage Corp.
  5,000,000  Term Loan, 8.00%, Maturing May 2, 2010(2)                4,925,000
  7,705,000  Term Loan, 6.38%, Maturing May 2, 2011                   7,762,787
             RLC Industries Co.
  8,969,607  Term Loan, 4.59%, Maturing February 24, 2010             9,003,243
             Xerium Technologies, Inc.
  3,300,000  Term Loan, 5.07%, Maturing May 18, 2012                  3,309,283
-------------------------------------------------------------------------------
                                                                 $   57,747,029
-------------------------------------------------------------------------------

Healthcare  --  5.9%
-------------------------------------------------------------------------------
             Accredo Health, Inc.
$ 6,910,090  Term Loan, 4.86%, Maturing June 30, 2011            $    6,933,847
             Advanced Medical Optics, Inc.
  1,640,699  Term Loan, 5.21%, Maturing June 25, 2009                 1,662,574
  1,780,000  Term Loan, 0.00%, Maturing July 7, 2009(2)               1,780,000
             Alliance Imaging, Inc.
  7,185,836  Term Loan, 5.45%, Maturing December 29, 2011             7,219,524
             AMR HoldCo, Inc.
  2,802,975  Term Loan, 5.67%, Maturing February 10, 2012             2,837,138
             Ardent Health Services, Inc.
  4,378,000  Term Loan, 5.35%, Maturing August 12, 2011               4,383,472
             Colgate Medical, Ltd.
  1,562,500  Term Loan, 5.09%, Maturing December 30, 2008             1,579,102
             Community Health Systems, Inc.
 33,731,895  Term Loan, 5.07%, Maturing August 19, 2011              34,083,280
             Concentra Operating Corp.
  8,766,651  Term Loan, 6.01%, Maturing June 30, 2009                 8,857,973
             Conmed Corp.
  2,969,727  Term Loan, 5.08%, Maturing December 31, 2009             3,004,530
             CRC Health Corp.
  1,000,000  Term Loan, 7.75%, Maturing May 12, 2011                  1,003,750
             Cross Country Healthcare, Inc.
    919,550  Term Loan, 6.50%, Maturing June 5, 2009                    926,446
             Encore Medical IHC, Inc.
  5,036,250  Term Loan, 6.31%, Maturing October 4, 2010               5,089,760
             Envision Worldwide, Inc.
  4,027,500  Term Loan, 8.13%, Maturing September 30, 2010            4,047,637
             Express Scripts, Inc.
 10,147,500  Term Loan, 4.77%, Maturing February 13, 2010            10,268,002
             FHC Health Systems, Inc.
  1,276,786  Term Loan, 8.91%, Maturing December 18, 2009             1,289,554
    893,750  Term Loan, 10.91%, Maturing December 18, 2009              902,687
             Fisher Scientific International, Inc.
  1,985,000  Term Loan, 4.59%, Maturing August 2, 2011                1,999,475
             Healthcare Partners, LLC
  1,495,000  Term Loan, 5.30%, Maturing March 2, 2011                 1,507,147
             Healthsouth Corp.
  4,501,250  Term Loan, 5.59%, Maturing June 14, 2007                 4,509,690
  2,301,250  Term Loan, 2.85%, Maturing March 21, 2010                2,305,565
             Iasis Healthcare, LLC
    496,250  Term Loan, 5.37%, Maturing June 22, 2011                   502,143
             Kinetic Concepts, Inc.
  5,412,858  Term Loan, 4.85%, Maturing August 11, 2009               5,448,382
             Knowledge Learning Corp.
 13,012,352  Term Loan, 5.61%, Maturing January 7, 2012              13,093,679
             Leiner Health Products, Inc.
  3,225,625  Term Loan, 6.38%, Maturing May 27, 2011                  3,286,105
             Lifepoint Hospitals, Inc.
 13,221,450  Term Loan, 4.72%, Maturing April 15, 2012               13,248,303
             Magellan Health Services, Inc.
  1,749,249  Term Loan, 5.03%, Maturing August 15, 2008               1,773,301
  2,776,933  Term Loan, 5.26%, Maturing August 15, 2008               2,815,116
             Medcath Holdings Corp.
  2,550,725  Term Loan, 5.55%, Maturing July 2, 2011                  2,577,826
             National Mentor, Inc.
  2,413,290  Term Loan, 5.74%, Maturing September 30, 2011            2,439,686
             Select Medical Holding Corp.
  5,280,000  Term Loan, 5.04%, Maturing February 24, 2012             5,273,400
             Sunrise Medical Holdings, Inc.
  3,964,975  Term Loan, 6.38%, Maturing May 13, 2010                  3,969,931
             Sybron Dental Management, Inc.
  1,026,881  Term Loan, 4.87%, Maturing June 6, 2009                  1,031,373
             Talecris Biotherapeutics, Inc.
  3,665,000  Term Loan, 6.54%, Maturing March 31, 2010                3,646,675
             Team Health, Inc.
  5,693,479  Term Loan, 5.85%, Maturing March 23, 2011                5,721,947
             Triad Hospitals Holdings, Inc.
  8,119,509  Term Loan, 5.36%, Maturing September 30, 2008            8,203,603
             Vanguard Health Holding Co., LLC
  3,000,000  Term Loan, 0.00%, Maturing September 23, 2005(2)         3,033,750
  4,039,700  Term Loan, 6.34%, Maturing September 23, 2011            4,095,246
             VWR International, Inc.
  5,049,784  Term Loan, 5.65%, Maturing April 7, 2011                 5,084,501
-------------------------------------------------------------------------------
                                                                 $  191,436,120
-------------------------------------------------------------------------------

Home Furnishings  --  1.6%
-------------------------------------------------------------------------------
             General Binding Corp.
$ 5,569,088  Term Loan, 7.58%, Maturing January 15, 2008         $    5,579,530
             Interline Brands, Inc.
  3,415,353  Term Loan, 5.34%, Maturing December 31, 2010             3,458,045
             Jarden Corp.
 10,339,088  Term Loan, 5.09%, Maturing January 24, 2012             10,402,632
             Juno Lighting, Inc.
  2,397,802  Term Loan, 5.70%, Maturing November 21, 2010             2,427,775
             Knoll, Inc.
  9,313,941  Term Loan, 6.09%, Maturing September 30, 2011            9,465,293
             Oreck Corp.
  1,401,488  Term Loan, 5.85%, Maturing February 2, 2012              1,412,875
             Sealy Mattress Co.
  8,635,752  Term Loan, 5.00%, Maturing April 6, 2012                 8,669,933
             Simmons Co.
  8,288,093  Term Loan, 5.80%, Maturing December 19, 2011             8,324,353
             Termpur-Pedic, Inc.
  1,965,000  Term Loan, 5.34%, Maturing June 30, 2009                 1,979,737
-------------------------------------------------------------------------------
                                                                 $   51,720,173
-------------------------------------------------------------------------------

Industrial Equipment  --  1.3%
-------------------------------------------------------------------------------
             Alliance Laundry Holdings, LLC
$ 1,900,800  Term Loan, 5.34%, Maturing January 27, 2012         $    1,914,263
             Chart Industries, Inc.
  5,641,242  Term Loan, 6.63%, Maturing September 15, 2009            5,655,345
             Colfax Corp.
  2,884,145  Term Loan, 5.38%, Maturing November 30, 2011             2,909,381
             Douglas Dynamics Holdings, Inc.
  1,995,000  Term Loan, 5.02%, Maturing December 16, 2010             2,009,962
             Flowserve Corp.
  1,465,787  Term Loan, 5.63%, Maturing June 30, 2007                 1,475,559
  6,355,095  Term Loan, 5.83%, Maturing June 30, 2009                 6,450,422
             Gleason Corp.
  2,099,463  Term Loan, 6.03%, Maturing July 27, 2011                 2,125,706
             Itron, Inc.
    503,919  Term Loan, 5.03%, Maturing December 17, 2010               506,438
             Mainline, L.P.
  2,391,333  Term Loan, 5.43%, Maturing December 17, 2011             2,421,225
             MTD Products, Inc.
  2,987,425  Term Loan, 4.88%, Maturing June 1, 2010                  3,002,362
             National Waterworks, Inc.
  4,209,184  Term Loan, 5.60%, Maturing November 22, 2009             4,256,537
             Penn Engineering & Manufacturing Corp.
  1,875,000  Term Loan, 5.59%, Maturing May 25, 2011                  1,893,750
             Rexnord Corp.
  4,605,159  Term Loan, 7.00%, Maturing December 31, 2011             4,623,869
  3,245,000  Term Loan, 7.00%, Maturing December 31, 2011             3,258,184
-------------------------------------------------------------------------------
                                                                 $   42,503,003
-------------------------------------------------------------------------------

Insurance  --  1.1%
-------------------------------------------------------------------------------
             Alliant Resources Group, Inc.
$ 4,560,538  Term Loan, 6.88%, Maturing August 31, 2011          $    4,589,041
             CCC Information Services Group
  5,042,773  Term Loan, 5.84%, Maturing August 20, 2010               5,105,808
             Conseco, Inc.
 12,465,708  Term Loan, 6.60%, Maturing June 22, 2010                12,578,685
             Hilb, Rogal & Hobbs Co.
  7,091,602  Term Loan, 5.38%, Maturing December 15, 2011             7,164,737
             U.S.I. Holdings Corp.
  2,947,500  Term Loan, 5.69%, Maturing August 11, 2008               2,958,553
  4,538,625  Term Loan, 5.69%, Maturing August 11, 2008               4,555,645
-------------------------------------------------------------------------------
                                                                 $   36,952,469
-------------------------------------------------------------------------------

Leisure Goods/Activities/Movies  --  4.8%
-------------------------------------------------------------------------------
             Alliance Atlantis Communications, Inc.
$ 2,269,000  Term Loan, 4.84%, Maturing December 31, 2011        $    2,281,763
             AMF Bowling Worldwide, Inc.
  3,077,574  Term Loan, 6.29%, Maturing August 27, 2009               3,097,773
             Cinemark, Inc.
 12,870,000  Term Loan, 5.18%, Maturing March 31, 2011               13,055,006
             Fender Musical Instruments Co.
    500,000  Term Loan, 7.75%, Maturing March 30, 2012                  507,500
             Loews Cineplex Entertainment Corp.
 10,049,900  Term Loan, 4.22%, Maturing July 30, 2011                10,190,438
             Metro-Goldwyn-Mayer Holdings
 36,230,000  Term Loan, 5.38%, Maturing April 8, 2012                36,309,271
             New England Sports Ventures
  6,944,000  Term Loan, 4.49%, Maturing February 28, 2005             6,944,000
             Regal Cinemas Corp.
 27,132,275  Term Loan, 4.84%, Maturing November 10, 2010            27,296,995
             Six Flags Theme Parks, Inc.
  8,575,000  Revolving Loan, 5.84%, Maturing June 30, 2008(2)         8,435,656
 13,942,584  Term Loan, 5.92%, Maturing June 30, 2008                14,038,439
             Universal City Development Partners, Ltd.
  6,743,100  Term Loan, 5.22%, Maturing June 9, 2011                  6,797,888
             WMG Acquisition Corp.
  2,850,000  Revolving Loan, 0.00%, Maturing February 28, 2010(2)     2,793,000
 22,745,551  Term Loan, 5.33%, Maturing February 28, 2011            22,797,683
             Yankees Holdings & YankeeNets, LLC
  1,290,143  Term Loan, 5.53%, Maturing June 25, 2007                 1,303,044
-------------------------------------------------------------------------------
                                                                 $  155,848,456
-------------------------------------------------------------------------------

Lodging and Casinos  --  4.7%
-------------------------------------------------------------------------------
             Alliance Gaming Corp.
$11,728,118  Term Loan, 5.65%, Maturing September 5, 2009        $   11,718,349
             Ameristar Casinos, Inc.
  1,699,671  Term Loan, 5.06%, Maturing December 20, 2006             1,720,208
  2,621,560  Term Loan, 5.06%, Maturing December 31, 2006             2,653,236
             Argosy Gaming Co.
  6,865,500  Term Loan, 4.85%, Maturing June 30, 2011                 6,879,801
             Boyd Gaming Corp.
 19,080,813  Term Loan, 4.83%, Maturing June 30, 2011                19,239,813
             Choctaw Resort Development Enterprise
  1,721,739  Term Loan, 5.35%, Maturing November 4, 2011              1,735,728
             CNL Hospitality Partners, L.P.
  3,534,178  Term Loan, 5.59%, Maturing October 13, 2006              3,543,013
             CNL Resort Hotel, L.P.
  5,050,000  Term Loan, 5.91%, Maturing August 18, 2006               5,062,625
             Globalcash Access, LLC
  3,461,298  Term Loan, 5.35%, Maturing March 10, 2010                3,512,138
             Green Valley Ranch Gaming, LLC
    990,019  Term Loan, 3.10%, Maturing December 17, 2011               997,444
             Herbst Gaming, Inc.
  1,365,000  Term Loan, 5.62%, Maturing January 31, 2011              1,383,769
             Isle of Capri Casinos, Inc.
  8,728,125  Term Loan, 4.89%, Maturing February 4, 2012              8,818,138
             Marina District Finance Co., Inc.
 10,059,788  Term Loan, 4.99%, Maturing October 14, 2011             10,139,431
             MGM Mirage
  9,035,714  Term Loan, 4.96%, Maturing April 25, 2010(2)             8,967,946
  2,464,286  Term Loan, 5.13%, Maturing April 25, 2010                2,463,258
             Pinnacle Entertainment, Inc.
  4,875,300  Term Loan, 0.00%, Maturing August 27, 2010(2)            4,885,967
  4,490,000  Term Loan, 6.11%, Maturing August 27, 2010               4,560,156
             Resorts International Holdings, LLC
  3,932,087  Term Loan, 5.61%, Maturing April 26, 2012                3,959,120
             SCG Hotel DLP, L.P.
 10,456,716  Term Loan, 3.85%, Maturing April 16, 2006               10,456,716
             Seminole Tribe of Florida
  1,975,000  Term Loan, 5.38%, Maturing September 30, 2011            1,979,938
             Trump Entertainment Resorts Holdings, L.P.
  2,562,500  Term Loan, 0.00%, Maturing May 20, 2012(2)               2,596,133
  2,562,500  Term Loan, 5.59%, Maturing May 20, 2012                  2,596,133
             Venetian Casino Resort, LLC
  2,691,514  Term Loan, 0.00%, Maturing June 15, 2011(2)              2,710,019
 13,053,847  Term Loan, 4.81%, Maturing June 15, 2011                13,151,750
             Wyndham International, Inc.
    882,328  Term Loan, 3.25%, Maturing May 10, 2011                    886,739
  3,000,000  Revolving Loan, 6.38%, Maturing May 10, 2011(2)          2,985,000
  9,352,672  Term Loan, 6.38%, Maturing May 10, 2011                  9,407,619
             Wynn Las Vegas, LLC
  4,955,000  Term Loan, 5.25%, Maturing December 14, 2011             4,973,581
-------------------------------------------------------------------------------
                                                                 $  153,983,768
-------------------------------------------------------------------------------

Nonferrous Metals/Minerals  --  2.3%
-------------------------------------------------------------------------------
             Compass Minerals Group, Inc.
$   235,246  Term Loan, 5.60%, Maturing November 28, 2009        $      238,285
             Foundation Coal Corp.
  8,500,000  Revolving Loan, 0.00%, Maturing July 30, 2009(2)         8,444,223
  5,439,149  Term Loan, 5.03%, Maturing July 30, 2011                 5,525,267
             ICG, LLC
  3,059,625  Term Loan, 5.88%, Maturing November 5, 2010              3,101,695
             International Mill Service, Inc.
  8,593,463  Term Loan, 5.61%, Maturing December 31, 2010             8,657,913
             Magnequench, Inc.
  4,351,514  Term Loan, 10.59%, Maturing September 30, 2009           4,378,711
    250,000  Term Loan, 14.09%, Maturing December 31, 2009              251,875
             Murray Energy Corp.
  1,576,050  Term Loan, 6.10%, Maturing January 28, 2010              1,579,990
             Novelis, Inc.
  4,844,183  Term Loan, 4.96%, Maturing January 6, 2012               4,888,924
  8,413,336  Term Loan, 4.96%, Maturing January 6, 2012               8,491,042
             Severstal North America, Inc.
 13,000,000  Revolving Loan, 4.84%, Maturing April 7, 2007(2)        12,967,500
             Stillwater Mining Co.
  1,320,000  Revolving Loan, 3.09%, Maturing June 30, 2007(2)         1,306,800
 11,533,812  Term Loan, 6.38%, Maturing June 30, 2007                11,757,280
             Trout Coal Holdings, LLC
  4,350,000  Term Loan, 5.96%, Maturing March 23, 2011                4,342,522
-------------------------------------------------------------------------------
                                                                 $   75,932,027
-------------------------------------------------------------------------------

Oil and Gas  --  3.9%
-------------------------------------------------------------------------------
             Columbia Natural Resources, LLC
$24,000,000  Revolving Loan, 5.51%, Maturing January 19, 2010(2) $   23,970,000
             Dresser Rand Group, Inc.
  3,463,636  Term Loan, 5.37%, Maturing October 29, 2011              3,505,199
             Dresser, Inc.
  3,363,837  Term Loan, 5.60%, Maturing March 31, 2007                3,407,287
             Dynegy Holdings, Inc.
 10,490,725  Term Loan, 7.09%, Maturing May 28, 2010                 10,544,490
             El Paso Corp.
  7,168,875  Term Loan, 5.27%, Maturing November 23, 2009             7,196,253
 11,852,540  Term Loan, 5.88%, Maturing November 23, 2009            11,924,971
             Getty Petroleum Marketing, Inc.
  6,388,152  Term Loan, 6.35%, Maturing May 19, 2010                  6,515,915
             LB Pacific, L.P.
  3,665,000  Term Loan, 6.01%, Maturing March 3, 2012                 3,701,650
             Lyondell-Citgo Refining, L.P.
  5,657,250  Term Loan, 5.51%, Maturing May 21, 2007                  5,745,645
             Magellan Midstream Holdings, L.P.
  2,633,940  Term Loan, 5.09%, Maturing December 10, 2011             2,656,987
             Pride Offshore, Inc.
  2,505,067  Term Loan, 4.84%, Maturing July 7, 2011                  2,540,556
             Semgroup, L.P.
  1,742,762  Term Loan, 5.35%, Maturing August 27, 2008               1,756,922
  1,948,383  Term Loan, 5.75%, Maturing March 1, 2011                 1,964,213
             Sprague Energy Corp.
 17,500,000  Revolving Loan, 4.85%, Maturing August 10, 2007(2)      17,456,250
             The Premcor Refining Group, Inc.
 11,700,000  Term Loan, 4.83%, Maturing April 13, 2009               11,780,438
             Universal Compression, Inc.
  3,500,000  Term Loan, 4.85%, Maturing February 15, 2012             3,545,392
             Williams Production RMT Co.
  9,400,766  Term Loan, 5.59%, Maturing May 30, 2008                  9,506,524
-------------------------------------------------------------------------------
                                                                 $  127,718,692
-------------------------------------------------------------------------------

Publishing  --  6.8%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc.
$ 1,393,347  Term Loan, 7.61%, Maturing November 17, 2007        $    1,403,507
             American Media Operations, Inc.
    153,753  Term Loan, 6.13%, Maturing April 1, 2006                   153,561
 16,634,058  Term Loan, 5.88%, Maturing April 1, 2008                16,873,172
             Ascend Media Holdings, LLC
  1,500,000  Term Loan, 5.87%, Maturing January 31, 2012              1,501,875
             CBD Media, LLC
  3,316,176  Term Loan, 5.63%, Maturing December 31, 2009             3,359,701
             Dex Media East, LLC
  6,936,597  Term Loan, 4.80%, Maturing November 8, 2008              6,983,044
  5,331,058  Term Loan, 4.88%, Maturing May 8, 2009                   5,378,536
             Dex Media West, LLC
  4,646,970  Term Loan, 5.07%, Maturing September 9, 2009             4,673,523
 15,616,549  Term Loan, 4.78%, Maturing March 9, 2010                15,754,272
             Freedom Communications Holdings, Inc.
  4,674,791  Term Loan, 4.57%, Maturing May 18, 2012                  4,683,557
             Herald Media, Inc.
  1,389,500  Term Loan, 5.56%, Maturing July 22, 2011                 1,398,184
             Journal Register Co.
 21,468,114  Term Loan, 4.67%, Maturing August 12, 2012              21,592,222
             Lamar Media Corp.
  5,415,012  Term Loan, 4.31%, Maturing March 7, 2009                 5,442,087
 25,622,759  Term Loan, 4.88%, Maturing June 30, 2010                25,939,046
             Liberty Group Operating, Inc.
  4,965,000  Term Loan, 5.38%, Maturing February 28, 2012             4,989,825
             Medianews Group, Inc.
  2,810,036  Term Loan, 4.59%, Maturing August 25, 2010               2,818,818
             Merrill Communications, LLC
  6,259,005  Term Loan, 5.61%, Maturing February 9, 2009              6,313,771
             Morris Publishing Group, LLC
  3,950,000  Term Loan, 4.63%, Maturing September 30, 2010            3,985,799
  6,583,500  Term Loan, 4.88%, Maturing March 31, 2011                6,632,876
             Nebraska Book Co., Inc.
  4,108,500  Term Loan, 5.88%, Maturing March 4, 2011                 4,157,288
             Newspaper Holdings, Inc.
  6,700,000  Term Loan, 5.15%, Maturing August 24, 2011               6,710,472
  3,000,000  Revolving Loan, 5.19%, Maturing August 24, 2011(2)       2,989,689
             R.H. Donnelley Corp.
    828,079  Term Loan, 4.86%, Maturing December 31, 2009               833,669
 21,568,627  Term Loan, 4.80%, Maturing June 30, 2011                21,745,102
             Source Media, Inc.
  2,663,588  Term Loan, 5.34%, Maturing August 30, 2012               2,698,548
             SP Newsprint Co.
  2,214,722  Term Loan, 5.35%, Maturing January 9, 2010               2,232,717
  4,511,111  Term Loan, 6.09%, Maturing January 9, 2010               4,547,764
             Sun Media Corp.
  5,254,912  Term Loan, 5.19%, Maturing February 7, 2009              5,306,368
             Transwestern Publishing Co., LLC
  5,838,356  Term Loan, 5.47%, Maturing February 25, 2011             5,855,690
  1,150,000  Term Loan, 4.56%, Maturing August 24, 2012               1,153,414
             Weekly Reader Corp.
  3,500,000  Term Loan, 8.10%, Maturing March 29, 2009                3,506,563
             Xerox Corp.
  8,250,000  Term Loan, 4.85%, Maturing September 30, 2008            8,330,784
             Yell Group, PLC
 10,000,000  Term Loan, 4.10%, Maturing July 8, 2008                 10,017,080
-------------------------------------------------------------------------------
                                                                 $  219,962,524
-------------------------------------------------------------------------------

Radio and Television  --  4.7%
-------------------------------------------------------------------------------
             Adams Outdoor Advertising, L.P.
$ 4,278,964  Term Loan, 5.15%, Maturing October 15, 2011         $    4,323,093
             ALM Media Holdings, Inc.
  4,245,000  Term Loan, 5.58%, Maturing March 5, 2010                 4,234,388
             Block Communications, Inc.
  6,013,520  Term Loan, 5.35%, Maturing November 30, 2009             6,069,897
             CanWest Media, Inc.
 10,942,360  Term Loan, 5.34%, Maturing August 15, 2009              11,024,428
             Cumulus Media, Inc.
  2,662,500  Term Loan, 4.88%, Maturing March 28, 2009                2,689,125
  6,401,625  Term Loan, 4.88%, Maturing March 28, 2010                6,441,635
             DirecTV Holdings, LLC
 20,675,000  Term Loan, 4.59%, Maturing April 13, 2013               20,733,159
             Emmis Operating Co.
 19,228,375  Term Loan, 4.84%, Maturing November 10, 2011            19,345,880
             Entravision Communications Co.
  1,890,000  Term Loan, 4.31%, Maturing February 27, 2012             1,903,387
             Gray Television, Inc.
  5,472,534  Term Loan, 4.84%, Maturing December 31, 2010             5,537,521
             NEP Supershooters, L.P.
  1,750,613  Term Loan, 6.69%, Maturing February 3, 2011              1,773,589
  2,935,250  Term Loan, 7.16%, Maturing February 3, 2011              2,973,775
             Nexstar Broadcasting, Inc.
  6,657,463  Term Loan, 4.87%, Maturing October 1, 2012               6,697,688
  7,027,537  Term Loan, 4.87%, Maturing October 1, 2012               7,069,997
             PanAmSat Corp.
 16,503,173  Term Loan, 5.75%, Maturing August 20, 2011              16,711,839
             Radio One, Inc.
  6,326,213  Term Loan, 4.45%, Maturing June 30, 2007                 6,314,352
             Raycom National, LLC
  7,525,000  Term Loan, 4.56%, Maturing February 24, 2012             7,553,219
             Spanish Broadcasting System, Inc.
    492,513  Term Loan, 6.36%, Maturing October 31, 2009                493,128
             Susquehanna Media Co.
 17,075,000  Term Loan, 5.22%, Maturing March 31, 2012               17,261,766
             Young Broadcasting, Inc.
  3,635,000  Term Loan, 5.64%, Maturing November 3, 2012              3,658,475
-------------------------------------------------------------------------------
                                                                 $  152,810,341
-------------------------------------------------------------------------------

Rail Industries  --  0.5%
-------------------------------------------------------------------------------
             Kansas City Southern Railway Co.
$ 1,995,000  Term Loan, 4.81%, Maturing March 30, 2008           $    2,011,958
  5,339,742  Term Loan, 4.81%, Maturing March 30, 2008                5,385,130
             Railamerica, Inc.
  9,100,798  Term Loan, 5.56%, Maturing September 29, 2011            9,248,686
  1,075,813  Term Loan, 5.56%, Maturing September 29, 2011            1,093,295
-------------------------------------------------------------------------------
                                                                 $   17,739,069
-------------------------------------------------------------------------------

Retailers (Except Food and Drug)  --  3.6%
-------------------------------------------------------------------------------
             Advance Stores Company, Inc.
$ 5,614,700  Term Loan, 4.88%, Maturing September 30, 2010       $    5,660,319
  3,312,545  Term Loan, 4.94%, Maturing September 30, 2010            3,339,459
             Alimentation Couche-Tard, Inc.
  2,509,056  Term Loan, 4.88%, Maturing December 17, 2010             2,527,091
             American Achievement Corp.
  1,957,117  Term Loan, 5.73%, Maturing March 25, 2011                1,974,241
             Amscan Holdings, Inc.
  3,465,044  Term Loan, 5.67%, Maturing April 30, 2012                3,478,038
             Coinmach Laundry Corp.
  9,215,000  Term Loan, 6.13%, Maturing July 25, 2009                 9,341,706
             CSK Auto, Inc.
 16,632,000  Term Loan, 4.85%, Maturing June 20, 2009                16,805,256
             FTD, Inc.
  3,813,235  Term Loan, 5.35%, Maturing February 28, 2011             3,846,600
             Harbor Freight Tools USA, Inc.
  8,955,000  Term Loan, 5.76%, Maturing July 15, 2010                 8,988,581
             Home Interiors & Gifts, Inc.
  2,982,750  Term Loan, 8.38%, Maturing March 31, 2011                2,724,244
             Josten's Corp.
 10,379,000  Term Loan, 5.19%, Maturing October 4, 2010              10,464,409
             Mall of America Kay-Bee Toy, Inc.
  8,000,000  DIP Loan, 0.00%, Maturing January 16, 2008(2)            7,980,000
             Mapco Express, Inc.
  2,165,000  Term Loan, 7.75%, Maturing April 28, 2011                2,186,650
             Movie Gallery, Inc.
  3,785,000  Term Loan, 6.14%, Maturing April 27, 2011                3,825,216
             Musicland Group, Inc.
  7,000,000  Revolving Loan, 7.25%, Maturing August 11, 2008(2)       7,017,500
             Oriental Trading Co., Inc.
  7,735,380  Term Loan, 5.63%, Maturing August 4, 2010                7,759,553
             Rent-A-Center, Inc.
  7,247,988  Term Loan, 4.46%, Maturing June 30, 2010                 7,345,835
             Riddell Bell Holdings, Inc.
    995,000  Term Loan, 5.61%, Maturing September 30, 2011            1,002,463
             Savers, Inc.
  2,990,907  Term Loan, 6.67%, Maturing August 4, 2009                3,013,339
             Stewert Enterprises, Inc.
  1,125,833  Term Loan, 4.64%, Maturing November 19, 2011             1,132,869
             Travelcenters of Ameria, Inc.
  8,106,507  Term Loan, 4.51%, Maturing October 1, 2008               8,202,771
-------------------------------------------------------------------------------
                                                                 $  118,616,140
-------------------------------------------------------------------------------

Surface Transport  --  0.5%
-------------------------------------------------------------------------------
             Horizon Lines, LLC
$ 1,419,275  Term Loan, 5.62%, Maturing July 7, 2011             $    1,433,468
             NFIL Holdings Corp.
  1,417,619  Term Loan, 4.08%, Maturing February 27, 2010             1,431,795
  3,856,101  Term Loan, 5.09%, Maturing February 27, 2010             3,899,482
             Rural/Metro Operating Co., LLC
  1,238,588  Term Loan, 5.43%, Maturing March 4, 2011                 1,246,329
    338,676  Term Loan, 5.44%, Maturing March 4, 2011                   340,793
             Sirva Worldwide, Inc.
  8,811,765  Term Loan, 5.61%, Maturing December 1, 2010              8,547,412
-------------------------------------------------------------------------------
                                                                 $   16,899,279
-------------------------------------------------------------------------------

Telecommunications  --  4.4%
-------------------------------------------------------------------------------
             Alaska Communications Systems Holdings, Inc.
$ 6,600,000  Term Loan, 5.09%, Maturing February 1, 2011         $    6,630,941
             Cellular South, Inc.
  1,985,000  Term Loan, 5.34%, Maturing May 4, 2011                   2,002,369
             Centennial Cellular Operating Co., LLC
 10,961,250  Term Loan, 5.51%, Maturing February 9, 2011             11,057,161
             Consolidated Communications, Inc.
  8,217,000  Term Loan, 5.68%, Maturing October 14, 2011              8,273,492
             D&E Communications, Inc.
  3,332,546  Term Loan, 5.23%, Maturing December 31, 2011             3,345,043
             Fairpoint Communications, Inc.
  8,075,000  Term Loan, 5.17%, Maturing February 8, 2012              8,132,534
             Hawaiian Telcom Communications, Inc.
  2,670,000  Term Loan, 7.25%, Maturing October 31, 2012              2,698,369
             Intelsat Ltd.
  2,000,000  Term Loan, 4.88%, Maturing July 28, 2011                 2,013,000
             Iowa Telecommunications Services, Inc.
  3,234,000  Term Loan, 5.08%, Maturing November 23, 2011             3,264,991
             Metrocall, Inc. & Arch Wireless Operating
    659,539  Term Loan, 5.59%, Maturing November 16, 2006               664,486
             Nextel Partners Operation Corp.
 12,530,000  Term Loan, 4.44%, Maturing May 31, 2012                 12,567,590
             NTelos, Inc.
  5,416,425  Term Loan, 5.61%, Maturing February 18, 2011             5,398,372
             Qwest Corp.
 22,250,000  Term Loan, 7.39%, Maturing June 4, 2007                 22,905,329
             SBA Senior Finance, Inc.
  6,763,304  Term Loan, 6.02%, Maturing October 31, 2008              6,822,483
             Spectrasite Communications, Inc.
  8,178,503  Term Loan, 4.52%, Maturing May 23, 2012                  8,188,726
             Stratos Global Corp.
  2,542,000  Term Loan, 5.34%, Maturing December 3, 2010              2,565,038
             Syniverse Holdings, Inc.
  2,255,438  Term Loan, 5.06%, Maturing February 15, 2012             2,244,160
             Triton PCS, Inc.
  5,556,075  Term Loan, 6.36%, Maturing November 18, 2009             5,580,383
             Valor Telecom Enterprise, LLC
  8,717,100  Term Loan, 5.10%, Maturing February 14, 2012             8,780,665
             Westcom Corp.
  3,132,852  Term Loan, 5.94%, Maturing December 17, 2010             3,156,348
             Western Wireless Corp.
 16,971,750  Term Loan, 6.12%, Maturing May 28, 2011                 17,053,079
             Winstar Communications, Inc.
  3,852,804  DIP Loan, 0.00%, Maturing December 31, 2005(3)(4)        1,415,520
-------------------------------------------------------------------------------
                                                                 $  144,760,079
-------------------------------------------------------------------------------

Utilities  --  2.1%
-------------------------------------------------------------------------------
             Allegheny Energy Supply Co., LLC
$10,193,661  Term Loan, 5.72%, Maturing October 28, 2011         $   10,306,219
             Cogentrix Deleware Holdings, Inc.
  6,625,000  Term Loan, 4.88%, Maturing January 14, 2012              6,657,297
             Coleto Creek WLE, L.P.
  3,825,080  Term Loan, 7.25%, Maturing June 30, 2011                 3,858,549
             KGen, LLC
  3,235,000  Term Loan, 5.64%, Maturing August 5, 2011                3,170,300
             NRG Energy, Inc.
  4,644,228  Term Loan, 4.33%, Maturing December 24, 2011             4,681,962
  5,902,671  Term Loan, 5.25%, Maturing December 24, 2011             5,950,631
             Pike Electric, Inc.
  3,367,493  Term Loan, 5.38%, Maturing July 1, 2012                  3,418,006
  5,504,289  Term Loan, 5.38%, Maturing July 1, 2012                  5,588,576
             Plains Resources, Inc.
  2,120,090  Term Loan, 5.10%, Maturing December 17, 2010             2,148,579
             Reliant Energy, Inc.
  7,548,575  Term Loan, 6.04%, Maturing December 22, 2010             7,576,210
             Texas Genco, LLC
  3,915,058  Term Loan, 4.00%, Maturing December 14, 2011             3,950,540
  9,454,965  Term Loan, 5.01%, Maturing December 14, 2011             9,540,655
-------------------------------------------------------------------------------
                                                                 $   66,847,524
-------------------------------------------------------------------------------

Total Senior, Floating Rate Interests
  (identified cost, $3,214,135,828)                              $3,225,574,067
-------------------------------------------------------------------------------

Corporate Bonds & Notes -- 1.2%

Principal
Amount
(000's omitted)   Security                                        Value
-------------------------------------------------------------------------------

Automotive  --  0.1%
-------------------------------------------------------------------------------
             Key Plastics, LLC, Jr. Sub. Notes
$     1,061  4.00%, 4/26/07(3)                                   $    1,070,574
             Key Plastics, LLC, Sr. Sub. Notes
      1,691  7.00%, 4/26/07(3)                                        1,693,165
-------------------------------------------------------------------------------
                                                                 $   2,763,739
-------------------------------------------------------------------------------

Building and Development  --  0.2%
-------------------------------------------------------------------------------
             Assemblies of God Financial Real Estate,
             Series 2004-1A, Class A, Variable Rate
$     7,964  5.42%, 6/15/29(5)                                   $    7,963,569
-------------------------------------------------------------------------------
                                                                 $    7,963,569
-------------------------------------------------------------------------------

Financial Intermediaries  --  0.1%
-------------------------------------------------------------------------------
             Carlyle High Yield Partners, Series 2004-6A,
             Class C, Variable Rate
$     1,000  5.70%, 8/11/16(5)                                   $    1,000,000
             General Motors Acceptance Corp., Variable Rate
      2,540  4.395%, 10/20/05                                         2,536,807
        640  4.145%, 5/18/06                                            630,736
-------------------------------------------------------------------------------
                                                                 $    4,167,543
-------------------------------------------------------------------------------

Publishing  --  0.2%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc., Variable Rate
$     5,404  10.768%, 8/15/08                                    $    5,727,975
-------------------------------------------------------------------------------
                                                                 $    5,727,975
-------------------------------------------------------------------------------

Radio and Television  --  0.3%
-------------------------------------------------------------------------------
             Paxson Communications Corp., Variable Rate
$    10,450  5.891%, 1/15/10(5)                                  $   10,502,250
-------------------------------------------------------------------------------
                                                                 $   10,502,250
-------------------------------------------------------------------------------

Telecommunications  --  0.3%
-------------------------------------------------------------------------------
             Rogers Wireless, Inc., Variable Rate
$     4,150  6.135%, 12/15/10                                    $    4,347,125
             Rural Cellular Corp., Variable Rate
      4,500  7.51%, 3/15/10                                           4,578,750
-------------------------------------------------------------------------------
                                                                 $    8,925,875
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
  (identified cost, $39,470,652)                                 $   40,050,951
-------------------------------------------------------------------------------

Common Stocks -- 0.3%

Shares       Security                                            Value
-------------------------------------------------------------------------------
     31,622  Citation Corp.(3)(6)(7)                             $            0
     33,278  Environmental Systems Products Holdings(3)(6)(7)           819,637
    133,410  Hayes Lemmerz International(7)                             847,153
         52  Knowledge Universe, Inc.(3)(6)(7)                           86,355
    441,740  Maxim Crane Works, L.P.(3)(7)                            9,386,984
     34,364  Professional Services Industries Holdings,
             Inc.(3)(6)(7)                                              205,840
     12,592  RoTech Medical Corp.(3)(6)(7)                               28,836
    297,015  Safelite Glass Corp.(3)(6)(7)                               68,878
     20,048  Safelite Realty Corp.(3)(6)                                150,160
-------------------------------------------------------------------------------

Total Common Stocks
  (identified cost, $9,413,990)                                  $   11,593,843
-------------------------------------------------------------------------------

Preferred Stocks -- 0.1%

Shares       Security                                            Value
-------------------------------------------------------------------------------
      2,496  Citation Corp.(PIK)(3)(6)(7)                        $    1,974,336
        445  Hayes Lemmerz International(3)(6)(7)                        12,207
        217  Key Plastics, LLC, Series A(3)(6)(7)                       213,083
-------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost, $2,236,482)                                  $    2,199,626
-------------------------------------------------------------------------------

Warrants -- 0.0%


Shares/Rights  Security                                          Value
-------------------------------------------------------------------------------
        130  Gentek, Inc., Class B(6)(7)                         $          378
         63  Gentek, Inc., Class C(6)(7)                                    190
-------------------------------------------------------------------------------

Total Warrants
  (identified cost, $0)                                          $          568
-------------------------------------------------------------------------------

Commercial Paper  --  2.0%

Principal         Maturity
Amount            Date         Borrower                Rate       Amount
-------------------------------------------------------------------------------
$24,073,000       6/01/05      Abbey National LLC      3.00%     $   24,073,000
 14,237,000       6/01/05      Barton Capital Corp.
                               LLC                     3.04%         14,237,000
 26,509,000       6/01/05      General Electric
                               Capital Corp.           3.05%         26,509,000

-------------------------------------------------------------------------------

Total Commercial Paper
  (at amortized cost $64,819,000)                                $   64,819,000
-------------------------------------------------------------------------------

Short-Term Investments  --  0.1%

Principal        Maturity
Amount           Date          Borrower                Rate       Amount
-------------------------------------------------------------------------------
$ 2,000,000      6/01/05       Investors Bank and
                               Trust Company           3.06%     $    2,000,000
                                Time Deposit

-------------------------------------------------------------------------------

Total Short-Term Investments
  (at amortized cost $2,000,000)                                 $    2,000,000
-------------------------------------------------------------------------------

Total Investments  --  102.9%
  (identified cost, $3,332,075,952)                              $3,346,238,055
-------------------------------------------------------------------------------

Less Unfunded Loan
Commitments -- (4.4)%                                            $ (138,834,046)
-------------------------------------------------------------------------------

Net Investments  --  98.5%
  (identified cost, $3,193,241,906)                              $3,207,404,009
-------------------------------------------------------------------------------

Other Assets, Less Liabilities  --  1.5%                         $   47,455,037
-------------------------------------------------------------------------------

Net Assets --  100.0%                                            $3,254,859,046
-------------------------------------------------------------------------------

PIK Payment In Kind
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.
(2) Unfunded loan commitments. See Note 1E for description.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4) Defaulted security.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $19,465,819 or 0.6% of the Portfolio's net assets.
(6) Restricted security.
(7) Non-income producing security.

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
(Expressed in United States Dollars)

As of May 31, 2005
Assets
-------------------------------------------------------------------------------
Investments, at value (identified cost, $3,193,241,906)          $3,207,404,009
Cash                                                                 14,139,391
Receivable for investments sold                                         151,405
Interest receivable                                                  18,125,452
Cash collateral segregated for credit default swaps                  14,800,000
Prepaid expenses                                                        452,201
-------------------------------------------------------------------------------
Total assets                                                     $3,255,072,458
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for open swap contracts                                  $       28,920
Payable to affiliate for Trustees' fees                                   2,917
Accrued expenses                                                        181,575
-------------------------------------------------------------------------------
Total liabilities                                                $      213,412
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio        $3,254,859,046
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $3,240,831,613
Net unrealized appreciation (computed on the basis
  of identified cost)                                                14,027,433
-------------------------------------------------------------------------------
Total                                                            $3,254,859,046
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS

Statement of Operations
(Expressed in United States Dollars)

For the Six Months Ended May 31, 2005
Investment Income
-------------------------------------------------------------------------------
Interest                                                         $   85,115,086
Dividends                                                                45,108
-------------------------------------------------------------------------------
Total investment income                                          $   85,160,194
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $    7,413,940
Trustees' fees and expenses                                              10,968
Custodian fee                                                           491,480
Legal and accounting services                                           303,069
Interest expense                                                         59,299
Miscellaneous                                                           121,802
-------------------------------------------------------------------------------
Total expenses                                                   $    8,400,558
-------------------------------------------------------------------------------
Deduct --
Reduction of custodian fee                                       $       14,305
-------------------------------------------------------------------------------
Total expense reductions                                         $       14,305
-------------------------------------------------------------------------------
Net expenses                                                     $    8,386,253
-------------------------------------------------------------------------------
Net investment income                                            $   76,773,941
-------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
Investment transactions (identified cost basis)                  $   (1,733,237)
Swap contracts                                                          116,317
-------------------------------------------------------------------------------
Net realized loss                                                $   (1,616,920)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
Investments (identified cost basis)                              $   (7,054,279)
Swap contracts                                                         (260,565)
-------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                                                   $   (7,314,844)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                 $   (8,931,764)
-------------------------------------------------------------------------------
Net increase in net assets from operations                       $   67,842,177
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

                                                                                                                   Year Ended
Increase (Decrease)                                                                          Six Months Ended      November 30,
in Net Assets                                                                                May 31, 2005          2004
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                                      $   76,773,941       $  128,124,695
  Net realized gain (loss) from investment transactions and swap contracts                       (1,616,920)          13,249,971
  Net change in unrealized appreciation (depreciation) from investments and swap contracts       (7,314,844)          58,717,405
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                   $   67,842,177       $  200,092,071
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                                              $  280,194,970       $  559,604,148
  Withdrawals                                                                                  (433,330,447)        (803,848,681)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                                         $ (153,135,477)      $ (244,244,533)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                   $  (85,293,300)      $  (44,152,462)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                       $3,340,152,346       $3,384,304,808
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                             $3,254,859,046       $3,340,152,346
--------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data
(Expressed in United States Dollars)

                                                   Six Months                               Period
                                                     Ended              Year Ended           Ended
                                                     May 31,            November 30,        November 30,   Year Ended December 31,
                                                    ---------        ------------------     -----------   -------------------------
                                                      2005           2004          2003        2002(1)       2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                                            0.50%(2)        0.51%        0.50%        0.47%(2)     0.47%        0.44%
  Operating expenses after custodian fee reduction    0.50%(2)        0.51%        0.50%        0.47%(2)     0.47%        0.44%
  Interest expense                                    0.00%(2)(4)     0.00%(4)     0.01%        0.01%(2)     0.01%        0.01%
  Net investment income                               4.61%(2)        3.82%        4.14%        4.77%(2)     7.04%        8.62%
Portfolio turnover                                      35%             87%          47%          42%          33%          47%
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                       2.28%           6.15%        8.19%        0.85%        3.35%          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $3,254,859      $3,340,152   $3,384,305   $4,084,930   $5,730,074   $8,021,787
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4) Rounds to less than 0.01%.
                                                 See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2005, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the Funds) held approximate 47.0%, 3.0%, 40.1%, 8.0% and 1.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
  The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are
  (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral;
  (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

  Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments to the value of foreign equity securities.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the basis of ex-dividend date for dividends received in cash and for securities.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Unfunded Loan Commitments -- The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

  F Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Advisory Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross. The Trustees of the Portfolio have accepted a contractual waiver of a portion of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year or portion thereof will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2005, the effective annual rate, based on average daily gross assets, was 0.44% (annualized) and amounted to $7,413,940. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2005, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2005 aggregated $1,220,095,835 and $1,093,256,555, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $59,299 for the six months ended May 31, 2005, which is computed at the annual rate of 0.09% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2005. As of May 31, 2005, the Portfolio had no borrowings outstanding.

5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2005 is as follows:

  CREDIT DEFAULT SWAPS
                                                                       Net
                                                                    Unrealized
  Notional            Expiration                                   Appreciation
  Amount                 Date                Description          (Depreciation)
  ------------------------------------------------------------------------------

  4,000,000 USD        9/20/2008    Agreement with Credit Suisse/   $(36,947)
                                    First Boston dated 2/6/2004
                                    whereby the Portfolio will
                                    receive 2.45% per year times
                                    the notional amount. The
                                    Portfolio makes a payment only
                                    upon a default event on
                                    underlying loan assets (47 in
                                    total, each representing 2.13%
                                    of the notional value of the
                                    swap).

  2,000,000 USD        9/20/2008    Agreement with Credit Suisse/    (36,098)
                                    First Boston dated 2/12/2004
                                    whereby the Portfolio will
                                    receive 2.45% per year times
                                    the notional amount. The
                                    Portfolio makes a payment only
                                    upon a default event on
                                    underlying loan assets (47 in
                                    total, each representing 2.13%
                                    of the notional value of the
                                    swap).

  2,000,000 USD        3/20/2011    Agreement with Lehman Brothers   (43,708)
                                    dated 3/2/2005 whereby the
                                    Portfolio will receive 1.85%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Syniverse
                                    Technologies, Inc.

  3,000,000 USD       3/20/2010     Agreement with Lehman Brothers   (17,399)
                                    dated 3/15/2005 whereby the
                                    Portfolio will receive 2.20%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Inergy, L.P.

  2,000,000 USD       6/20/2010     Agreement with Lehman Brothers      (518)
                                    dated 5/18/2005 whereby the
                                    Portfolio will receive 3.25%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Rural Cellular Corp.

  At May 31, 2005, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                 $3,193,241,906
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                  $   23,182,437
  Gross unrealized depreciation                                      (9,020,334)
  -----------------------------------------------------------------------------
  Net unrealized appreciation                                    $   14,162,103
  -----------------------------------------------------------------------------

Unrealized depreciation on swaps was $134,670.

7 Restricted Securities
--------------------------------------------------------------------------------
  At May 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                          Date of
  Description                                             Acquisition             Shares/Face       Cost             Fair Value
  -------------------------------------------------------------------------------------------------------------------------------
  Common Stocks
  --------------------------------------------------------------------------------------------------------------------------------
  Citation Corp.                                                       5/24/05            31,622       $        0       $        0
  Environmental Systems Products Holdings                             10/24/00            33,278                0          819,637
  Knowledge Universe, Inc.                                             5/14/03                52           52,000           86,355
  Professional Services Industries Holdings, Inc.                      3/24/03            34,364              343          205,840
  RoTech Medical Corp.                                                 6/12/02            12,592          332,429           28,836
  Safelite Glass Corp.                                        9/29/00-11/10/00           297,015                0           68,878
  Safelite Realty Corp.                                       9/29/00-11/10/00            20,048                0          150,160
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $  384,772       $1,359,706
  Preferred Stocks
  --------------------------------------------------------------------------------------------------------------------------------
  Citation Corp.                                                       5/24/05             2,496       $1,996,800       $1,974,336
  Hayes Lemmerz International                                          6/04/03               445           22,250           12,207
  Key Plastics, LLC, Series A                                          4/26/01               217          217,432          213,083
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $  239,682       $  225,290
  Warrants
  --------------------------------------------------------------------------------------------------------------------------------
  Gentek, Inc., Class B                                               11/11/03               130       $        0       $      378
  Gentek, Inc., Class C                                               11/11/03                63                0              190
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $       --             $568

8 Interestholder Meeting (Unaudited)
-------------------------------------------------------------------------------
  The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

                                         INTEREST IN THE PORTFOLIO
  NOMINEE FOR TRUSTEE                  AFFIRMATIVE         WITHHOLD
  -----------------------------------------------------------------------------
  Benjamin C. Esty                         99%                1%
  James B. Hawkes                          99%                1%
  Samuel L. Hayes, III                     99%                1%
  William H. Park                          99%                1%
  Ronald A. Pearlman                       99%                1%
  Norton H. Reamer                         99%                1%
  Lynn A. Stout                            99%                1%
  Ralph F. Verni                           99%                1%

  Results are rounded to the nearest whole number.

Senior Debt Portfolio as of May 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Investors of
Senior Debt Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the Portfolio) including the portfolio of investments as of May 31, 2005, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months ended May 31, 2005 and the year ended November 30, 2004, and the supplementary data for the six months ended May 31, 2005, the years ended November 30, 2004 and 2003, the period from January 1, 2002 to November 30, 2002 and for each of the years in the two-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned at May 31, 2005 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of May 31, 2005, the results of its operations, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 15, 2005

Senior Debt Portfolio

Officers

SCOTT H. PAGE
Vice President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager

BARBARA E. CAMPBELL
Treasurer

ALAN R. DYNNER
Secretary

PAUL M. O'NEIL
Chief Compliance Officer

Trustees

SAMUEL L. HAYES, III
Chairman

BENJAMIN C. ESTY

JAMES B. HAWKES

WILLIAM H. PARK

RONALD A. PEARLMAN

NORTON H. REAMER

LYNN A. STOUT

RALPH F. VERNI

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i) Treasurer's Section 302 certification. (a)(2)(ii) President's Section 302 certification.
(b) Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SENIOR DEBT PORTFOLIO


By: /s/Scott H. Page
    --------------------------
    Scott H. Page
    President

Date: July 15, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Barbara E. Campbell
    --------------------------
    Barbara E. Campbell
    Treasurer

Date: July 15, 2005
      -------------


By: /s/Scott H. Page
    --------------------------
    Scott H. Page
    President

Date: July 15, 2005
      -------------